Consolidated Statements of Operations and Other Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Research and development expenses	$ 3,731	$ 7,620		$ 17,034
General and administrative expenses	3,245	3,183		5,237
Impairment loss	20,482	202
Operating loss	27,458	11,005		22,271
Change in fair value of warrants	(1,524)	(3,341)		(3,497)
Finance expenses	982	483		2,195
Finance income	(424)	(868)		(992)
Finance income, net	(966)	(3,726)		(2,294)
Loss for the year	26,492	7,279		19,977
Items that will be transferred to profit or loss:
Loss (profit) from cash flow hedges		19		(25)
Total comprehensive loss for the year	26,492	7,298		19,952
Loss attributable to:
Owners of the Company	26,386	7,240		19,880
Non-controlling interests	106	39		97
Loss for the year	26,492	7,279		19,977
Total comprehensive loss attributable to:
Owners of the Company	26,386	7,259		19,855
Non-controlling interests	106	39		97
Total comprehensive loss for the year	$ 26,492	$ 7,298		$ 19,952
Loss per share information
Basic loss per Share – USD (in Dollars per share)	$ 0.027		[1]		[1]
Diluted loss per Share – USD (in Dollars per share)	$ 0.027		[1]		[1]
Number of ADSs used in calculation (in Shares)	480,053		[1]		[1]
Number of Shares used in calculation (in Shares)	960,106,739		[1]		[1]
ADS – USD
Loss per share information
Basic loss per Share – USD (in Dollars per share)	$ 54.96		[1]		[1]
Diluted loss per Share – USD (in Dollars per share)	$ 54.96		[1]		[1]

[1]	Restated to reflect the 1:10 change in the ADS ratio from 1:200 to 1:2,000 ordinary shares per ADS (see Note 9A).